Revenue from Contracts with Customers	6 Months Ended
Mar. 31, 2026
Revenue [abstract]
Revenue from Contracts with Customers

15. REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended March 31,		Six months ended March 31,
	2026	2025	2026	2025
B2B	471,670	432,484	686,793	614,529
DTC	146,381	140,705	332,568	319,222
Other	282	1,141	873	2,298
Revenue	618,333	574,330	1,020,234	936,049

Our B2B and DTC channels generate revenue across each of our reportable segments. The distribution between B2B and DTC revenue in our reportable segments approximates the distribution of the consolidated group.